Supplement to the currently effective SUMMARY PROSPECTUS

Deutsche Global Inflation Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus.

Darwei Kung, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2011.

Rick Smith, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.

Please Retain This Supplement for Future Reference

June 30, 2017

PROSTKR-893